OTHER FINANCIAL ITEMS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Other financial items
Other financial items comprise the following items:

	Year ended December 31,
(in thousands of $)	2022	2021	2020
Net payments on non-designated derivatives relating to interest rate swaps	(341)	(6,707)	(4,575)
Net payments on non-designated derivatives relating to cross currency swaps	(7)	(8)	(6)
Net payments on non-designated derivatives relating to combined cross currency and interest rate swaps	—	—	(152)
Net payments relating to the settlement of interest rate swaps following the refinancing of debt	—	—	(4,539)
Total net cash movement on non-designated derivatives and swap settlements	(348)	(6,715)	(9,272)
Net (decrease)/increase in mark-to-market valuation of non-designated derivatives relating to interest rate swaps	17,202	11,607	(15,314)
Net (decrease)/increase in mark-to-market valuation of non-designated derivatives relating to cross currency swaps	(60)	(16)	5
Net (decrease)/increase in mark-to-market valuation of non-designated derivatives relating to combined cross currency and interest rate swaps	—	—	(5,124)
Total net movement in fair value of non-designated derivatives	17,142	11,591	(20,433)
Allowance for expected credit losses	522	722	(1,771)
Other items	(1,788)	1,085	5,531
Total other financial items, net	15,528	6,683	(25,945)